Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Segment Reporting

	2025
	Private Equity	Real Assets	Credit	Global IP&S	Equities	Corporate Advisory	Corporate Center	Total
In Brazil	69,294	103,304	96,382	74,490	50,449	22,820	—	416,739
Abroad	61,984	24,694	156,352	317,882	36,052	—	—	596,964

Gross revenue from services rendered	131,278	127,998	252,734	392,372	86,501	22,820	—	1,013,703

Advisory fees	—	5,483	2,610	63,996	—	22,820	—	94,909
Management fees	131,278	121,919	240,050	274,257	77,093	—	—	844,597
Other revenues	—	553	—	44,875	—	—	—	45,428
Performance fees	—	43	10,074	9,244	9,408	—	—	28,769
Taxes and contributions	(7,792)	(6,250)	(9,110)	(7,678)	(3,496)	(1,974)	—	(36,300)

Net revenue from services rendered	123,486	121,748	243,624	384,694	83,005	20,846	—	977,403
(-) General and administrative expenses	(16,910)	(33,660)	(93,900)	(120,408)	(32,375)	(7,750)	(390,519)	(695,522)
Share-based payments	—	—	—	—	—	—	(29,912)	(29,912)

Operating profit	106,576	88,088	149,724	264,286	50,630	13,096	(420,431)	251,969
Finance income								145,381
Finance cost								(134,249)
Finance result, net								11,132
Equity Gain/Loss								(1,067)

Profit before income taxes								262,034
Income taxes								(42,740)
Profit for the year								219,294

	2024
	Private Equity	Real Assets	Credit	Global IP&S	Equities	Corporate Advisory	Corporate Center	Total
In Brazil	77,017	101,886	75,273	75,339	58,904	36,421	—	424,840
Abroad	78,319	14,629	21,831	76,024	9,708	10,132	—	210,643

Gross revenue from services rendered	155,336	116,515	97,104	151,363	68,612	46,553	—	635,483

Advisory fees	—	5,400	351	19,299	948	46,553	—	72,551
Management fees	155,336	102,493	87,959	109,203	61,844	—	—	516,834
Other revenues	—	180	—	7,744	—	—	—	7,924
Performance fees	—	8,443	8,794	15,117	5,820	—	—	38,174
Taxes and contributions	(8,688)	(6,103)	(4,907)	(7,619)	(3,730)	(3,657)	—	(34,704)

Net revenue from services rendered	146,648	110,413	92,197	143,744	64,882	42,896	—	600,779
(-) General and administrative expenses	(17,027)	(27,295)	(33,576)	(50,875)	(16,836)	(15,192)	(228,696)	(389,496)
Share-based payments	(10)	(46)	(5)	(10)	(13)	—	(22,395)	(22,479)

Operating profit	129,611	83,072	58,616	92,859	48,033	27,705	(251,091)	188,804
Finance income								86,871
Finance cost								(112,225)
Finance result, net								(25,354)
Equity Gain/Loss								(1,500)

Profit before income taxes								161,950
Income taxes								(45,977)
Profit for the year								115,973

	2023
	Private Equity	Real Assets	Credit	Global IP&S	Equities	Corporate Advisory	Corporate Center	Total
In Brazil	68,569	72,906	60,821	84,822	71,335	38,639	—	397,092
Abroad	65,063	6,860	—	12,041	3,826	2,105	—	89,895

Gross revenue from services rendered	133,632	79,766	60,821	96,863	75,161	40,744	—	486,987

Advisory fees	—	2,700	—	36	—	40,744	—	43,480
Management fees	133,632	77,273	55,339	91,594	63,041	—	—	420,879
Performance fees	—	(207)	5,482	5,232	12,120	—	—	22,628
Taxes and contributions	(8,107)	(4,288)	(3,411)	(8,519)	(4,794)	(3,448)	—	(32,567)

Net revenue from services rendered	125,525	75,478	57,410	88,343	70,366	37,297	—	454,420
(-) General and administrative expenses	(15,384)	(18,186)	(15,293)	(36,972)	(16,835)	(9,699)	(124,927)	(237,297)
Share-based payments	(65)	(651)	(72)	96	(181)	—	(14,094)	(14,967)

Operating profit	110,076	56,641	42,045	51,468	53,350	27,597	(139,021)	202,156
Finance income								121,809
Finance cost								(54,580)
Finance result, net								67,229

Profit before income taxes								269,385
Income taxes								(49,926)
Profit for the year								219,459